Other Non-Current Assets (Tables)	6 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	other non-current assets
	As of December 31,	As of June 30,
	2024	2024
Prepayment of brand authorization	$4,600,000	$4,600,000
Prepaid consulting fees or other expenses	-	16,430
Lease deposit	550,751	-
Other long-term receivables	195,478	195,477
	5,346,229	4,811,907
Impairment	(4,600,000)	(4,600,000)
	$746,229	$211,907